Share Capital	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Share Capital	Note 8—Share Capital The share capital of Ascendis Pharma A/S consists of 58,231,484 fully paid shares at a nominal value of DKK 1, all in the same share class.